Schedule of After Tax Benefits Related To Interest and Penalties in Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Income tax examination, penalties and interest expense	$ 43	$ 92	$ 33